Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 25,030	$ 41,452	$ 72,399	$ 65,491	$ 196,326	$ 162,857
Operating expenses
General and administrative	255,785	146,302	363,130	329,436	640,009	869,380
Sales and marketing	30,300	30,000	60,300	60,000	120,000
Stock based-compensation -management				37,500	37,500	240,000
Professional fees	2,314,093	104,666	2,321,303	198,475	435,717	278,154
Total operating expenses	2,600,178	280,968	2,744,733	625,411	1,233,226	1,387,534
Loss from operations	(2,575,148)	(239,516)	(2,672,334)	(559,920)	(1,036,900)	(1,224,677)
Other expense
Interest expense	(59,334)	(13,720)	(98,179)	(24,619)	(65,821)	(30,820)
Change in fair value of derivative liabilities	(30,313)		(24,679)		(4,241)
Total other expense	(89,647)	(13,720)	(122,858)	(24,619)	(70,062)	(30,820)
Loss before income taxes	(2,664,795)	(253,236)	(2,795,192)	(584,539)	(1,106,962)	(1,255,497)
Provision for income taxes
Net loss	$ (2,664,795)	$ (253,236)	$ (2,795,192)	$ (584,539)	$ (1,106,962)	$ (1,255,497)
Loss per share - basic	$ (0.03)	$ (0.00)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)
Loss per share - diluted	$ (0.03)	$ (0.00)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic	94,447,566	88,537,767	91,513,500	88,527,960	88,548,658	87,766,041
Weighted average number of common shares outstanding - diluted	94,447,566	88,537,767	91,513,500	88,527,960	88,548,658	87,766,041